FINANCIAL DEBT - IFC and IIC loans (Details) $ in Millions, $ in Millions	Apr. 25, 2019 USD ($) installment	Mar. 18, 2019 USD ($) installment	Mar. 04, 2019 USD ($) installment	Apr. 07, 2017 USD ($) installment	Oct. 05, 2016 USD ($) installment	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ARS ($)	May 29, 2019 USD ($)	Dec. 31, 2018 ARS ($)
Current and non-current financial debt
Principal amount | $						$ 289,676.0		$ 300.0
Financial debt | $							$ 151,996		$ 122,012
Bank loans - IFC Loan
Current and non-current financial debt
Principal amount | $	$ 20.0		$ 450.0
Financial debt						313.0	18,741
Half-yearly installments | installment	8
Gross proceeds | $		$ 290.0
Loan proceeds | $		285.5
Debt issuance cost | $		4.5
Bank loans - IFC Loan | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR	4.85%
Bank loans - IFC Loan | Tranche A
Current and non-current financial debt
Half-yearly installments | installment			8
Bank loans - IFC Loan | Tranche A | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR			4.85%
Bank loans - IFC Loan | Tranche B-1
Current and non-current financial debt
Half-yearly installments | installment			6
Bank loans - IFC Loan | Tranche B-1 | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR			4.60%
Bank loans - IFC Loan | Tranche B-2
Current and non-current financial debt
Half-yearly installments | installment			8
Bank loans - IFC Loan | Tranche B-2 | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR			4.85%
Bank loans - IFC Loan | Tranche B-3
Current and non-current financial debt
Half-yearly installments | installment			6
Bank loans - IFC Loan | Tranche B-3 | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR			4.60%
Bank loans - IFC Loan | Tranche B-4
Current and non-current financial debt
Half-yearly installments | installment			8
Bank loans - IFC Loan | Tranche B-4 | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR			4.85%
Bank loans - IFC Loan | Tranche One
Current and non-current financial debt
Principal amount | $		$ 160.0
Half-yearly installments | installment		8
Bank loans - IFC Loan | Tranche One | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR		4.85%
Bank loans - IFC Loan | Tranche Two
Current and non-current financial debt
Principal amount | $		$ 130.0
Half-yearly installments | installment		6
Bank loans - IFC Loan | Tranche Two | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR		4.60%
Bank loans - IFC Loan | Personal
Current and non-current financial debt
Principal amount | $					$ 400.0
Borrowing term					6 years
Financial debt						302.0	18,060
Half-yearly installments | installment					8
Bank loans - IFC Loan | Personal | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR					4.00%
IIC Loan | Personal
Current and non-current financial debt
Principal amount | $				$ 100.0
Financial debt						$ 75.0	$ 4,513
Half-yearly installments | installment				8
IIC Loan | Personal | LIBOR
Current and non-current financial debt
Applicable margin on LIBOR				4.00%